Profit Before Income Tax - Summary of Other Gains, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Gain on remeasurement of investments accounted for using the equity method (Note 15)	$ 242,451	$ 7,421,408
Net gains on financial assets mandatorily at FVTPL	110,699	3,388,485
Gain on disposal of subsidiaries (Note 31)			$ 5,589,457
Net gains (losses) arising on financial instruments held for trading	(45,704)	(1,398,995)	(3,111,253)	$ 224,446
Net gains on financial assets designated as at FVTPL			327,351	223,113
Foreign exchange gains (losses), net	(33,180)	(1,015,615)	3,502,586	1,928,384
Impairment losses on financial assets	(17,021)	(521,010)	(50,206)	(91,886)
Others			1,518	(7,513)
Other gains and losses	$ 257,245	$ 7,874,273	$ 6,259,453	$ 2,276,544